Operating Leases (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases, Operating [Abstract]
Operating lease right-of-use assets	$ 9,827,114
Operating lease right-of-use asset, related party	172,121
Total operating lease assets	9,999,235
Operating lease liabilities-current	3,797,069
Operating lease liability-current, related party	163,995
Operating lease liabilities, non-current	6,068,702
Total operating lease liabilities	$ 10,029,766
Weighted-average remaining lease term	2 years 9 months 14 days
Weighted-average discount rate	5.22%